Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Registrant Name	dei_EntityRegistrantName	PIONEER BOND FUND
CIK	dei_EntityCentralIndexKey	0000276776
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2023
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Pioneer Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIOBX
Pioneer Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCYBX
Pioneer Bond Fund | K
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIBZX
Pioneer Bond Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBFRX
Pioneer Bond Fund | Y
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PICYX